Annual Total Returns (Bar Chart) (Invesco V.I. Diversified Income Fund, Series I shares, Invesco V.I. Diversified Income Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Diversified Income Fund | Series I shares, Invesco V.I. Diversified Income Fund
Annual Total Returns
'01	3.59%
'02	2.30%
'03	9.24%
'04	5.03%
'05	2.90%
'06	4.48%
'07	1.72%
'08	(15.73%)
'09	11.08%
'10	10.05%